Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) - USD ($)	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Note payable, net	$ 1,145,000		$ 865,000		$ 255,000
Less: current portion	(545,000)		(265,000)		(255,000)
Non-current portion	600,000		600,000
Notes Payable to Officers/Shareholders [Member]
Note payable, net	195,000	[1]	195,000	[1],[2]	195,000	[2]
Notes Payable to Officers/Shareholders 1 [Member]
Note payable, net	600,000	[3]	600,000	[3],[4]		[4]
Notes Payable to Related Parties [Member]
Note payable, net	300,000	[5]		[5]
Notes Payable to Related Parties 1 [Member]
Note payable, net	$ 50,000	[6]	$ 70,000	[6],[7]	$ 60,000	[7]

[1]	On July 1, 2012, the Company entered into unsecured notes payable agreements with two of its officers/shareholders. The maximum borrowings allowed under each individual note are $200,000. Through December 31, 2013, each note bore interest at 20% per annum. Beginning on January 1, 2014, the interest rate on the notes was reduced to 8% per annum. The notes are due 30 days after demand. Amounts owed on the combined note balances were $195,000 at September 30, 2017 and December 31, 2016, respectively.
[2]	On July 1, 2012, the Company entered into notes payable agreements with two of its officers/shareholders. The maximum borrowings allowed under each individual note are $200,000. Through December 31, 2013, each note bore interest at 20% per annum. Beginning on January 1, 2014, the interest rate on the notes was reduced to 8% per annum. The notes are due 30 days after demand. Amounts owed on the combined note balances were $195,000 at December 31, 2016 and 2015, respectively.
[3]	In May 2016, the Company entered into two separate notes payable agreements with the aforementioned two officers/shareholders. Under each of the agreements, the Company borrowed $300,000 from each of the officers/shareholders. The notes accrue interest at 8% per annum, are unsecured and are due on or before May 31, 2018. A total of $600,000 was outstanding on the combined notes at September 30, 2017, and December 31, 2016.
[4]	In May 2016, the Company entered into two separate notes payable agreements with the aforementioned two officers/shareholders. Under each of the agreements, the Company borrowed $300,000 from each of the officers/shareholders. The notes accrue interest at 8% per annum, are unsecured and are due on or before May 31, 2018. A total of $600,000 was due on the combined notes at December 31, 2016.
[5]	In February 2017, the Company executed two separate promissory notes and borrowed $300,000 from the relatives of one of the directors of the Company. The notes are unsecured, payable on demand and carry an interest of 14% per annum. A total of $300,000 was outstanding on the combined notes at September 30, 2017.
[6]	The Company entered into note agreements with the parents of one of the Company's officer/shareholders. The loans accrue interest at 10% per annum, are unsecured and were due on or before December 31, 2016. A total of $50,000 and $70,000 was due on the loans as of September 30, 2017 and December 31, 2016, respectively. These loans were extended with the mutual consent.
[7]	In November 2015, the Company borrowed $60,000 from the parents of one of the Company's officer/shareholders. The loan accrues interest at 10% per annum, is unsecured and is due on or before December 31, 2016. A total of $60,000 was owed on the loan as of December 31, 2016 and 2015.